SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    August 1, 2006

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   79

Form 13F Information Table Value Total:           1,000,466
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares             Investment  Other      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101          28,867        950,826   SH    sole         n/a     sole
Affiliated Computer     com       008190100          28,327        548,870   SH    sole         n/a     sole
Allstate Corp.          com       020002101           1,836         33,550   SH    sole         n/a     sole
Altria Group            com       02209S103           1,417         19,300   SH    sole         n/a     sole
Amazon.com              com       023135106          32,874        849,895   SH    sole         n/a     sole
America Movil - ADR     com       02364W105             599         18,000   SH    sole         n/a     sole
American Express        com       025816109           3,569         67,055   SH    sole         n/a     sole
American Int'l Group    com       026874107          10,547        178,605   SH    sole         n/a     sole
Ameriprise Financial    com       03076C106             497         11,132   SH    sole         n/a     sole
Amgen Inc.              com       031162100          33,770        517,711   SH    sole         n/a     sole
Apollo Group            com       037604105          28,957        560,415   SH    sole         n/a     sole
Applied Materials       com       038222105          29,543      1,814,655   SH    sole         n/a     sole
Avon Products Inc.      com       054303102           2,325         74,995   SH    sole         n/a     sole
Bank of Amer. Corp.     com       060505104           6,723        139,775   SH    sole         n/a     sole
Banta Corp.             com       066821109             625         13,500   SH    sole         n/a     sole
Bed, Bath & Beyond      com       075896100          25,468        767,805   SH    sole         n/a     sole
Berkshire Hathaway B    com       084670207           2,434            800   SH    sole         n/a     sole
Broadcom Corp.          com       111320107          26,152        862,235   SH    sole         n/a     sole
Burlington N SantaFe    com       12189T104             808         10,200   SH    sole         n/a     sole
Carnival Corp.          com       143658300          27,744        664,693   SH    sole         n/a     sole
Cisco Systems Inc.      com       17275R102          33,183      1,699,102   SH    sole         n/a     sole
Citigroup Inc.          com       172967101          31,347        649,685   SH    sole         n/a     sole
Coach Inc.              com       189754104          30,435      1,017,900   SH    sole         n/a     sole
Comcast Corp. Cl 'A'    com       20030N101             952         29,091   SH    sole         n/a     sole
Comcast Special A       com       20030N200             586         17,875   SH    sole         n/a     sole
Corning Inc.            com       219350105           1,673         69,150   SH    sole         n/a     sole
Delta and Pine Land     com       247357106           1,045         35,552   SH    sole         n/a     sole
Electronic Data Sys.    com       285661104             303         12,595   SH    sole         n/a     sole
Eli Lilly               com       532457108           3,360         60,796   SH    sole         n/a     sole
EMC Corp.               com       268648102          24,982      2,277,315   SH    sole         n/a     sole
Federated Dept. Str.    com       31410H101             630         17,200   SH    sole         n/a     sole
First Data Corp.        com       319963104          32,334        717,896   SH    sole         n/a     sole
Flextronics Intl Ltd    com       Y2573F102          24,235      2,282,002   SH    sole         n/a     sole
Franklin Resources      com       354613101          32,842        378,325   SH    sole         n/a     sole
Gannett Co. Inc.        com       364730101           1,734         31,000   SH    sole         n/a     sole
General Electric Co.    com       369604103           2,860         86,760   SH    sole         n/a     sole
GlaxoSmithKline PLC     com       37733W105           5,524         99,000   SH    sole         n/a     sole
Goldman Sachs Group     com       38141G104          30,320        201,555   SH    sole         n/a     sole
Harman International    com       413086109          12,236        143,325   SH    sole         n/a     sole
Hartford Fin'l Ser.     com       416515104           1,206         14,250   SH    sole         n/a     sole
Hess Corp.              com       42809H107           1,912         36,174   SH    sole         n/a     sole
Home Depot Inc.         com       437076102          26,695        745,883   SH    sole         n/a     sole
Int'l Bus. Machines     com       459200101          30,918        402,473   SH    sole         n/a     sole
Janus Capital Group     com       42102X105             924         51,600   SH    sole         n/a     sole
Johnson & Johnson       com       478160104           2,256         37,645   SH    sole         n/a     sole
Libery Media Inter A    com       53071M104             409         23,682   SH    sole         n/a     sole
Linear Technology       com       535678106          13,906        415,225   SH    sole         n/a     sole
Maxim Integrated        com       57772K101          12,182        379,395   SH    sole         n/a     sole
Merck & Co.             com       589331107           3,287         90,232   SH    sole         n/a     sole
Micron Technology       com       595112103             598         39,710   SH    sole         n/a     sole
Monsanto Co.            com       61166W101          41,855        497,144   SH    sole         n/a     sole
Monster Worldwide       com       611742107          24,679        578,515   SH    sole         n/a     sole
Nasdaq-100 Tr. Ser. 1   com       631100104           4,182        107,864   SH    sole         n/a     sole
NAVTEQ Corp.            com       63936L100          14,680        328,560   SH    sole         n/a     sole
News Corp ADR PRF       com       65248E104             262         13,640   SH    sole         n/a     sole
Nordstrom Inc.          com       655664100           1,168         32,000   SH    sole         n/a     sole
Nortel Networks Corp.   com       656568102             912        407,110   SH    sole         n/a     sole
Oracle Corp.            com       68389X105           2,268        156,538   SH    sole         n/a     sole
PepsiCo Inc.            com       713448108           6,727        112,050   SH    sole         n/a     sole
Pfizer, Inc.            com       717081103          26,291      1,120,211   SH    sole         n/a     sole
Pogo Producing          com       730448107           3,506         76,056   SH    sole         n/a     sole
Procter & Gamble        com       742718109           1,786         32,130   SH    sole         n/a     sole
Royal Dutch Shell PLC   com       780259206           3,510         52,400   SH    sole         n/a     sole
RR Donnelley & Sons     com       257867101             598         18,705   SH    sole         n/a     sole
SAP AG ADR              com       803054204          35,396        673,960   SH    sole         n/a     sole
Sealed Air Corp.        com       81211K100           1,673         32,115   SH    sole         n/a     sole
Solectron Corp.         com       834182107             496        145,000   SH    sole         n/a     sole
St. Jude Medical Inc.   com       790849103          24,786        764,515   SH    sole         n/a     sole
Standard & Poors DR.    com       78462F103           8,517         66,941   SH    sole         n/a     sole
Symantec Corp.          com       871503108             186         12,000   SH    sole         n/a     sole
Target Corp.            com       87612E106          30,328        620,581   SH    sole         n/a     sole
Telefonos Mexico 'L'    com       879403780             250         12,000   SH    sole         n/a     sole
United Parcel Service   com       911312106          36,331        441,280   SH    sole         n/a     sole
Vodafone Grp. PLC ADR   com       92857W100             414         19,437   SH    sole         n/a     sole
Walt Disney Co.         com       254687106           8,721        290,703   SH    sole         n/a     sole
Washington Post 'B'     com       939640108           4,945          6,340   SH    sole         n/a     sole
Wyeth                   com       983024100             795         17,900   SH    sole         n/a     sole
Yahoo! Inc.             com       984332106          30,212        915,530   SH    sole         n/a     sole
Yum! Brands Inc.        com       988498101           1,335         26,550   SH    sole         n/a     sole
Zimmer Holdings Inc.    com       98956P102          25,700        453,105   SH    sole         n/a     sole